Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 153,823	$ 149,081
Purchase price allocation adjustment	12,288	11,298
Property and equipment, tax inflation adjustment	53,238	44,785
Tax Inflation adjustment	(381)	(2,689)
Other accrued payroll and other liabilities	41,787	36,055
Share-based compensation	3,669	2,340
Provision for contingencies, bad debts and obsolescence	23,126	17,949
Other deferred tax assets	27,508	29,157
Other deferred tax liabilities	(5,403)	(5,642)
Leases	29,216	20,567
Property and equipment - difference in depreciation rates	(23,200)	(17,446)
Valuation allowance	(218,674)	(201,414)
Net deferred tax asset	96,997	84,041
Operating loss carryforwards	524,023
Brazil
Operating Loss Carryforwards [Line Items]
Deferred tax assets, leases	240,299	210,181
Deferred tax liabilities, leases	211,083	189,614
Brazil, Colombia, Mexico, Panama and Venezuela
Operating Loss Carryforwards [Line Items]
Provision for regular expenses	13,070	$ 8,856
Expire between 2023 and 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	192,833
Expiring after 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	122,422
Do not expire
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 208,768